SHARE CAPITAL - Narrative (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands	1 Months Ended										12 Months Ended
	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2023 GBP (£) £ / shares shares	Jul. 31, 2022 USD ($) shares	Jul. 31, 2022 GBP (£) shares	Feb. 28, 2022 USD ($) shares	Feb. 28, 2022 GBP (£) shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2021 GBP (£) £ / shares shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2021 GBP (£) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares	Feb. 01, 2022 shares
Disclosure of classes of share capital [line items]
Issued price per shares (in USD per share) | (per share)	$ 25.34	£ 21.00					$ 31.80	£ 22.40
Gross proceeds	$ 162,757	£ 134,866					$ 225,050	£ 158,526
Payments for share issue costs | $	$ 5,969						$ 11,206
Number of share purchased (in shares)											647,000	400,000	400,000
Purchase price (in USD per share) | $ / shares											$ 17.08	$ 29.42
Payment for purchase of treasury shares | $											$ 11,048	$ 11,760
Repurchase of treasury shares, percentage of issued share capital											100.00%	100.00%	100.00%
Value of treasury shares cancelled | $												$ (22,931)
Warrants cancelled (in shares)			7,000	7,000	24,000	24,000			119,000	119,000
Value of warrants cancelled			$ 56	£ 46	$ 265	£ 196			$ 1,429	£ 1,040
Warrants Issued			11,000	11,000	15,000	15,000
Value of warrant issued			$ 201	£ 166	$ 251	£ 187
Warrants outstanding (in shares)			0	0					57,000	57,000				18,000
Number of shares issued and fully paid	6,422,000	6,422,000					7,077,000	7,077,000
Employee Benefit Trust
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)											334,000	88,000	88,000
Number of share purchased (in shares)											0	790,000	790,000
Purchase price (in USD per share) | (per share)												$ 29.04	£ 24.56
Payment for purchase of treasury shares												$ 22,931	£ 19,388
Number of shares outstanding (in shares)											367,000